Intangible Assets, Net - Schedule of Future Amortization of Intangible Asset (Details) - Finite-Lived Intangible Assets [Member]	Dec. 31, 2024 USD ($)
Finite-Lived Intangible Assets [Line Items]
2025	$ 3,037
2026	3,037
2027	3,037
2028	3,037
2029 and thereafter	59,761
Total	$ 71,909